Financial risk management - Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Total debt	$ 971,090	$ 968,280		$ 862,116
Total equity	963,724	1,028,883	[1]	$ 1,108,145	[2]	$ 891,197
Total capital	$ 1,934,814	$ 1,997,163

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the classification of the adjustment of opening balance for the application of IAS 29 as explained in Note 34.